Shareholder Report, Average Annual Return (Details) 193814_Innovator U.S. Small Cap Power Buffer ETF - October_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	73 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - October
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Power Buffer ETF - October NAV
Average Annual Return, Percent	11.10%	6.78%	5.47%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	14.41%	11.50%	9.80%
Russell 2000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000
Average Annual Return, Percent	12.87%	10.01%	8.33%